Share-based payments - Summary of Assumptions Detail of Stock Unit Activity Performance Stock (Detail) - Performance Stock Unit [Member] - Calyxt [Member]	Jan. 07, 2021 yr $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Expected term (in years) | yr	3
Expected volatility	90.00%
Risk-free interest rate	0.40%
At least $12 per share [Member]
Disclosure Description Of Inputs Stock Options Granted Performance Stock [Line Items]
Estimated fair values of performance stock units granted	$ 2.16
At least $15 per share [Member]
Disclosure Description Of Inputs Stock Options Granted Performance Stock [Line Items]
Estimated fair values of performance stock units granted	1.89
At least $20 per share [Member]
Disclosure Description Of Inputs Stock Options Granted Performance Stock [Line Items]
Estimated fair values of performance stock units granted	$ 1.55